Significant accounting policies (Policies)	6 Months Ended	12 Months Ended
	Feb. 28, 2025	Aug. 31, 2024
Accounting Policies [Abstract]
Basis of preparation, functional and presentation currency

Basis of preparation, functional and presentation currency

The condensed interim consolidated financial statements have been prepared in accordance with US GAAP applicable to a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business on the historical cost basis except for certain financial instruments that are measured at fair value. Historical cost is generally based on the fair value of the consideration given in exchange for assets.

All financial information is presented in US Dollars (“USD”) as the Company’s presentation currency and functional currency is in Canadian Dollars (“CAD”). The interim financial statements are condensed and should be read in conjunction with the Company’s latest annual year-end consolidated financial statements for the year ended August 31, 2024. It is management’s opinion that all adjustments necessary for a fair statement of the results for the interim period has been made, and all adjustments are of a recurring nature or a description of the nature of and any amount of any adjustments other than normal recurring nature has been stated. Sufficient disclosures have been so as to not make the interim financial information misleading. There are no prior-period adjustments in these condensed interim consolidated financial statements.

Basis of preparation, functional and presentation currency

The consolidated financial statements have been prepared in accordance with US GAAP applicable to a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business on the historical cost basis except for certain financial instruments that are measured at fair value, as explained in the accounting policies below. Historical cost is generally based on the fair value of the consideration given in exchange for assets. All financial information is in US Dollars (“USD”) as the Company’s presentation currency and transactions are conducted in the functional currency of Canadian dollars (“CAD”).

Operating segments

Operating segments

The Company determines its reporting units in accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 280, Segment Reporting. The Company evaluates a reporting unit by first identifying its operating segments under ASC 280. The Company operates as one operating segment which is reported in a manner consistent with the internal reporting provided to the chief operating decision-makers. The chief operating decision-makers are responsible for the allocation of resources and assessing the performance of the operating segment and have been identified as the CEO and CFO of the Company.

Pineapple Financial Inc.

Notes to the Condensed Interim Consolidated Financial Statements for period ended February 28, 2025 - Unaudited

(Expressed in US Dollars)

2. Significant accounting policies (continued from previous page)

Operating segments

The Company determines its reporting units in accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 280, Segment Reporting. The Company evaluates a reporting unit by first identifying its operating segments under ASC 280. The Company operates as one operating segment which is reported in a manner consistent with the internal reporting provided to the chief operating decision-makers. The chief operating decision-makers are responsible for the allocation of resources and assessing the performance of the operating segment and have been identified as the CEO and CFO of the Company.

Pineapple Financial Inc.

Notes to the Consolidated Financial Statements

For the years ended August 31, 2024 and 2023

(Expressed in US Dollars)

2.	Significant accounting policies (continued from previous page)

Basis of consolidation

Basis of consolidation

The condensed interim consolidated financial statements include the accounts of the Company, and its wholly owned subsidiary, Pineapple Insurance Inc and Pineapple National Inc. All transactions with the subsidiaries and any intercompany balances, gains or losses have been eliminated upon consolidation. The subsidiaries have a USD presentation currency, and the functional currency is in CAD, and accounting policies have been applied consistently to the subsidiaries.

Basis of consolidation

The consolidated financial statements include the accounts of the Company, and its wholly owned subsidiary, Pineapple Insurance Inc and Pineapple National Inc. All transactions with the subsidiaries and any intercompany balances, gains or losses have been eliminated upon consolidation. The subsidiaries have a USD presentation currency, and the functional currency is in CAD, and accounting policies have been applied consistently to the subsidiaries.

Recently issued and adopted accounting standards

Recently issued and adopted accounting standards:

As an “emerging growth company,” the Jumpstart Our Business Startups Act (“JOBS Act”) allows the Company to delay adoption of new or revised accounting pronouncements applicable to public companies until such pronouncements are made applicable to private companies. The Company has elected to use this extended transition period under the JOBS Act. The adoption dates discussed below reflects this election.

Recently Adopted

In July 2023, the FASB issued 2023-03 — Presentation of Financial Statements (Topic 205), Income Statement — Reporting Comprehensive Income (Topic 220), Distinguishing Liabilities from Equity (Topic 480), Equity (Topic 505), and Compensation — Stock Compensation (Topic 718): Amendments to SEC Paragraphs Pursuant to SEC Staff Accounting Bulletin No. 120, SEC Staff Announcement at the March 24, 2022, EITF Meeting, and Staff Accounting Bulletin Topic 6.B, Accounting Series Release 280 — General Revision of Regulation S-X: Income or Loss Applicable to Common Stock (SEC Update). The adoption of this standard on August 1, 2023, did not result in amended disclosures in the Company’s consolidated financial statements, nor did this standard have a material impact the Company’s results of operations.

In March 2024, the FASB issued ASU 2023-07 — Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. The update enhances disclosures by requiring entities to provide more detailed information about significant segment expenses, other segment items, and measures of segment profit or loss used by the chief operating decision maker (CODM). The guidance also requires qualitative descriptions of the methods used to determine segment profit/loss and asset measurement. The adoption of this standard did not have a material impact on the Company’s consolidated financial statements but resulted in expanded disclosures within the segment reporting footnotes.

Not Yet Adopted

In December 2023, the FASB issued ASU 2023-09 - Income Taxes (Topic 740): Improvements to Income Tax Disclosures. This standard modifies the rules on income tax disclosures to require entities to disclose specific categories in the rate reconciliation, the income or loss from continuing operations before income tax expense or benefit, and income tax expense or benefit from continuing operations. ASU 2023-09 also requires entities to disclose their income tax payments to international, federal, state, and local jurisdictions. The ASU is effective for years beginning after December 15, 2024, but early adoption is permitted. This ASU should be applied on a prospective basis, although retrospective application is permitted. The Company is currently evaluating the impact of this standard on its financial statements and disclosures.

In March 2024, the FASB issued ASU 2024-01 - Compensation—Stock Compensation (Topic 718): Scope Application of Profits Interest and Similar Awards. This standard clarifies whether profits interest and similar awards fall within the scope of stock-based compensation guidance as defined in ASC Topic 718, introducing examples to demonstrate this. The ASU includes scenarios where profits interest awards are classified as equity instruments or liability awards and situations where they fall outside ASC Topic 718, being accounted for under ASC Topic 710. The ASU is effective for years beginning after December 15, 2024, but early adoption is permitted. This ASU should be applied on a prospective basis, although retrospective application is permitted. The Company is currently evaluating the impact of this standard on its financial statements and disclosures.

In November 2024, the FASB issued ASU 2024-03: Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosure (Subtopic 220-40) – Disaggregation of Income Statement Expenses. The new guidance requires companies to disclose information about specific expenses at each interim and annual reporting period. The guidance is effective for fiscal years beginning after December 15, 2026 and interim periods with fiscal years beginning after December 15, 2027. The Company is in the process of evaluating the requirements of the update, which may result in expanded disclosures upon adoption.

Recently issued and adopted accounting standards:

As an “emerging growth company,” the Jumpstart Our Business Startups Act (“JOBS Act”) allows the Company to delay adoption of new or revised accounting pronouncements applicable to public companies until such pronouncements are made applicable to private companies. The Company has elected to use this extended transition period under the JOBS Act. The adoption dates discussed below reflects this election.

Recently Adopted
In July 2023, the FASB issued 2023-03 — Presentation of Financial Statements (Topic 205), Income Statement — Reporting Comprehensive Income (Topic 220), Distinguishing Liabilities from Equity (Topic 480), Equity (Topic 505), and Compensation — Stock Compensation (Topic 718): Amendments to SEC Paragraphs Pursuant to SEC Staff Accounting Bulletin No. 120, SEC Staff Announcement at the March 24, 2022, EITF Meeting, and Staff Accounting Bulletin Topic 6.B, Accounting Series Release 280 — General Revision of Regulation S-X: Income or Loss Applicable to Common Stock (SEC Update). The adoption of this standard on August 1, 2023, did not result in amended disclosures in the Company’s consolidated financial statements, nor did this standard have a material impact the Company’s results of operations.

In March 2024, the FASB issued ASU 2023-07 — Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. The update enhances disclosures by requiring entities to provide more detailed information about significant segment expenses, other segment items, and measures of segment profit or loss used by the chief operating decision maker (CODM). The guidance also requires qualitative descriptions of the methods used to determine segment profit/loss and asset measurement. The adoption of this standard did not have a material impact on the Company’s consolidated financial statements but resulted in expanded disclosures within the segment reporting footnotes.

Not Yet Adopted

In December 2023, the FASB issued ASU 2023-09 - Income Taxes (Topic 740): Improvements to Income Tax Disclosures. This standard modifies the rules on income tax disclosures to require entities to disclose specific categories in the rate reconciliation, the income or loss from continuing operations before income tax expense or benefit, and income tax expense or benefit from continuing operations. ASU 2023-09 also requires entities to disclose their income tax payments to international, federal, state, and local jurisdictions. The ASU is effective for years beginning after December 15, 2024, but early adoption is permitted. This ASU should be applied on a prospective basis, although retrospective application is permitted. The Company is currently evaluating the impact of this standard on its financial statements and disclosures.

In March 2024, the FASB issued ASU 2024-01 - Compensation—Stock Compensation (Topic 718): Scope Application of Profits Interest and Similar Awards. This standard clarifies whether profits interest and similar awards fall within the scope of stock-based compensation guidance as defined in ASC Topic 718, introducing examples to demonstrate this. The ASU includes scenarios where profits interest awards are classified as equity instruments or liability awards and situations where they fall outside ASC Topic 718, being accounted for under ASC Topic 710. The ASU is effective for years beginning after December 15, 2024, but early adoption is permitted. This ASU should be applied on a prospective basis, although retrospective application is permitted. The Company is currently evaluating the impact of this standard on its financial statements and disclosures.

Statement of compliance

Statement of compliance

These consolidated financial statements have been prepared in accordance with United States Generally Accepted Accounting Principles (“US GAAP”).

The consolidated financial statements were authorized for issue by the Board of Directors on December 19, 2024.

Adjustment for Reverse Stock Split

Adjustment for Reverse Stock Split

In July 2023, the Board approved a 1-for-3.9 reverse stock split, or the Reverse Split, which was implemented on July 14, 2023. Consequently, all the share numbers, shares prices, and exercise prices have been retroactively adjusted in these consolidated financial statements for all periods presented.

ASC 842 Leases

ASC 842 Leases

At inception of a contract, the Company assesses whether a contract is, or contains, a lease based on whether the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. The Company recognizes a right-of-use asset and a lease liability at the lease commencement date. The right-of-use asset is initially measured based on the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, less any lease incentives received.

The right-of-use assets are depreciated to the earlier of the end of the useful life of the right-of-use asset or the lease term using the straight-line method. The lease term includes periods covered by an option to extend if the Company is reasonably certain to exercise that option. In addition, the right-of-use asset can be periodically reduced by impairment losses, if any, and adjusted for certain remeasurements of the lease liability. The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Company’s incremental borrowing rate.

The Company recognized a lease liability and right-of-use asset for most leases and applied ASC 842. The lease liability was measured at the present value of the remaining lease payments, discounted using the Company’s estimated incremental borrowing rate at the date of initial application, estimated to be 6%. Right-of-use assets were measured at an amount equal to the lease liability, adjusted by the amount of any prepaid or accrued lease payments relating to that lease recognized in the consolidated statement of financial position immediately before the date of initial application.

Financial instruments

Financial instruments

The following table shows the classification categories under US GAAP ASC 825 for each class of the Company’s financial assets and financial liabilities.

Asset / liability:	Classification:

Cash	FVTPL
Trade and other receivables	Amortized cost
Investments	FVTPL
Accounts payable and accrued liabilities	Amortized cost
Loan	Amortized cost
Warrant liability	FVTPL

Financial assets

Recognition and initial measurement

The Company recognizes financial assets when it becomes party to the contractual provisions of the instrument. Financial assets are measured initially at their fair value plus, in the case of financial assets not subsequently measured at fair value through profit or loss, transaction costs that are directly attributable to their acquisition. Transaction costs attributable to the acquisition of financial assets subsequently measured at fair value through profit or loss are expensed in profit or loss when incurred.

Pineapple Financial Inc.

Notes to the Consolidated Financial Statements

For the years ended August 31, 2024 and 2023

(Expressed in US Dollars)

2.	Significant accounting policies (continued from previous page)

Classification and subsequent measurement

On initial recognition, financial assets are classified and subsequently measured at amortized cost, fair value through other comprehensive income (“FVOCI”) or fair value through profit or loss (“FVTPL”). The Company determines the classification of its financial assets, together with any embedded derivatives, based on the business model for managing the financial assets and their contractual cash flow characteristics.

Financial assets are classified as follows:

●	Amortized cost - Assets that are held for collection of contractual cash flows where those cash flows are solely payments of principal and interest are measured at amortized cost. Interest revenue is calculated using the effective interest method and gains or losses arising from impairment, foreign exchange and derecognition are recognized in profit or loss. Financial assets measured at amortized cost are comprised of trade and other receivables.

●	Fair value through other comprehensive income - Assets that are held for collection of contractual cash flows and for selling the financial assets, and for which the contractual cash flows are solely payments of principal and interest, are measured at fair value through other comprehensive income. Interest income calculated using the effective interest method and gains or losses arising from impairment and foreign exchange are recognized in profit or loss. All other changes in the carrying amount of the financial assets are recognized in other comprehensive income. Upon derecognition, the cumulative gain or loss previously recognized in other comprehensive income is reclassified to profit or loss. The Company does not hold any financial assets measured at fair value through other comprehensive income.

●	Mandatorily at fair value through profit or loss - Assets that do not meet the criteria to be measured at amortized cost, or fair value through other comprehensive income, are measured at fair value through profit or loss. All interest income and changes in the financial assets’ carrying amount are recognized in profit or loss. Financial assets mandatorily measured at fair value through profit or loss are comprised of cash and investments.

●	Designated at fair value through profit or loss – On initial recognition, the Company may irrevocably designate a financial asset to be measured at fair value through profit or loss in order to eliminate or significantly reduce an accounting mismatch that would otherwise arise from measuring assets or liabilities, or recognizing the gains and losses on them, on different bases. All interest income and changes in the financial assets’ carrying amount are recognized in profit or loss. The Company does not hold any financial assets designated to be measured at fair value through profit or loss.

Contractual cash flow assessment

The cash flows of financial assets are assessed as to whether they are solely payments of principal and interest on the basis of their contractual terms. For this purpose, ‘principal’ is defined as the fair value of the financial asset on initial recognition. ‘Interest’ is defined as consideration for the time value of money, the credit risk associated with the principal amount outstanding, and other basic lending risks and costs. In performing this assessment, the Company considers factors that would alter the timing and amount of cash flows such as prepayment and extension features, terms that might limit the Company’s claim to cash flows, and any features that modify consideration for the time value of money.

Pineapple Financial Inc.

Notes to the Consolidated Financial Statements

For the years ended August 31, 2024 and 2023

(Expressed in US Dollars)

2.	Significant accounting policies (continued from previous page)

Financial instruments (continued from previous page)

Impairment

The Company recognizes a loss allowance for the expected credit losses associated with its financial assets, other than financial assets measured at fair value through profit or loss. Expected credit losses are measured to reflect a probability-weighted amount, the time value of money, and reasonable and supportable information regarding past events, current conditions, and forecasts of future economic conditions.

The Company applies the simplified approach for trade receivables. Using the simplified approach, the Company records a loss allowance equal to the expected credit losses resulting from all possible default events over the assets’ contractual lifetime

The Company assesses whether a financial asset is credit-impaired at the reporting date. Regular indicators that a financial instrument is credit-impaired include significant financial difficulties as evidenced through borrowing patterns or observed balances in other accounts and breaches of borrowing contracts such as default events or breaches of borrowing covenants. For financial assets assessed as credit- impaired at the reporting date, the Company continues to recognize a loss allowance equal to lifetime expected credit losses.

For financial assets measured at amortized cost, loss allowances for expected credit losses are presented in the statements of financial position as a deduction from the gross carrying amount of the financial asset.

Financial assets are written off when the Company has no reasonable expectations of recovering all or any portion thereof.

Derecognition of financial assets

The Company derecognizes a financial asset when its contractual rights to the cash flows from the financial asset expire.

Financial liabilities

Recognition and initial measurement

The Company recognizes a financial liability when it becomes party to the contractual provisions of the instrument. At initial recognition, the Company measures financial liabilities at their fair value plus transaction costs that are directly attributable to their issuance, except for financial liabilities subsequently measured at fair value through profit or loss for which transaction costs are immediately recorded in profit or loss.

Where an instrument contains both a liability and equity component, these components are recognized separately based on the substance of the instrument, with the liability component measured initially at fair value and the equity component assigned the residual amount.

Classification and subsequent measurement

Subsequent to initial recognition, all financial liabilities are measured at amortized cost using the effective interest rate method. Interest, gains and losses relating to a financial liability are recognized in profit or loss.

Derecognition of financial liabilities

The Company derecognizes a financial liability only when its contractual obligations are discharged, cancelled or expire.

Pineapple Financial Inc.

Notes to the Consolidated Financial Statements

For the years ended August 31, 2024 and 2023

(Expressed in US Dollars)

2.	Significant accounting policies (continued from previous page)

Financial instruments (continued from previous page)

Impairment of non-financial assets

Impairment of non-financial assets

Property and equipment, and intangible assets (other than goodwill) are tested for impairment when events or changes in circumstances indicate the carrying value may not be recoverable. When an indication of impairment is identified, the carrying value of the asset or group of assets is measured against the recoverable amount. The Company evaluates impairments losses, other than goodwill impairment, for potential reversals when events or circumstances warrant such consideration.

Fair value

Fair value

Assets and liabilities carried at fair value must be classified using a three-level hierarchy that reflects the significance and transparency of the inputs used in making the fair value measurements.

Level 1	inputs are unadjusted quoted prices of identical instruments in active markets;
Level 2	inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3	inputs that are not based on observable market data (unobservable data).

Determination of fair value and the resulting hierarchy requires the use of observable market data whenever available. The classification of a financial instrument in the hierarchy is based upon the lowest level of input that is significant to the measurement of fair value. Cash is recorded at fair value using level 1 inputs and investments are recorded at fair value using level 3 inputs and warrant liability is measured using level 2 inputs. During the year, there were no transfers between the levels of fair value.

Income taxes

Income taxes

The liability method is used in accounting for income taxes. Deferred tax assets and liabilities are recorded for temporary differences between the tax basis of assets and liabilities and their reported amounts in the consolidated financial statements using the statutory tax rates in effect for the year in which the differences are expected to reverse. The effect on deferred tax assets and liabilities of a change in tax laws or rates is recorded in the results of operations in the period that includes the enactment date under the law.

We establish valuation allowances for deferred tax assets based on a more likely than not standard. Deferred income tax assets are evaluated quarterly to determine if valuation allowances are required or should be adjusted. The ability to realize deferred tax assets depends on the ability to generate sufficient taxable income within the carryback or carryforward periods provided for in the tax law for each applicable tax jurisdiction. The assessment regarding whether a valuation allowance is required or should be adjusted also considers all available positive and negative evidence factors. It is difficult to conclude a valuation allowance is not required when there is significant objective and verifiable negative evidence, such as cumulative losses in recent years. We utilize a rolling three years of actual and current year results as the primary measure of cumulative losses in recent years.

Income tax expense (benefit) for the year is allocated between continuing operations and other categories of income such as Other comprehensive income (loss). In periods in which there is a pre-tax loss from continuing operations and pre-tax income in another income category, the tax benefit allocated to continuing operations is determined by taking into account the pre-tax income of other categories. We record Global Intangible Low Tax Income (GILTI) as a current period expense when incurred.

We record uncertain tax positions on the basis of a two-step process whereby we determine whether it is more likely than not that the tax positions will be sustained based on the technical merits of the position, and for those tax positions that meet the more likely than not criteria, we recognize the largest amount of tax benefit that is greater than 50% likely to be realized upon ultimate settlement with the related tax authority. We record interest and penalties on uncertain tax positions in Income tax expense (benefit).

Pineapple Financial Inc.

Notes to the Consolidated Financial Statements

For the years ended August 31, 2024 and 2023

(Expressed in US Dollars)

2.	Significant accounting policies (continued from previous page)

Share Capital		Share Capital Common shares are classified as equity. Incremental costs directly attributable to the issuance of shares are recognized as a deduction from shareholders’ equity.
Earnings per share

Earnings per share

The Company calculates basic earnings per share amounts for earnings attributable to common shareholders. Basic earnings per share is calculated by dividing earnings attributable to common shareholders (the numerator) by the weighted average number of common shares outstanding (the denominator) during the year.

For the purpose of calculating diluted earnings per share, the Company adjusts the earnings attributable to common shareholders, and the weighted average number of common shares outstanding during the year, for the effects of all dilutive potential common shares. Potential common shares are treated as dilutive when, and only when, their conversion to common shares would decrease earnings per share or increase earnings per share from continuing operations.

Share-based payment arrangements

Share-based payment arrangements

Equity-settled share-based payments to employees and others providing similar services are measured at the fair value of the equity instruments at the grant date. Details regarding the determination of the fair value of equity-settled share-based transactions are set out in Note 9.

The fair value determined at the grant date of the equity-settled share-based payments is expensed on a straight-line basis over the vesting period, based on the Company’s estimate of equity instruments that will eventually vest, with a corresponding increase in equity. At the end of each reporting period, the Company revises its estimate of the number of equity instruments expected to vest. The impact of the revision of the original estimates, if any, is recognized in profit or loss such that the cumulative expense reflects the revised estimate, with a corresponding adjustment to the additional paid-in capital.

Equity-settled share-based payment transactions with parties other than employees are measured at the fair value of the goods or services received, except where that fair value cannot be estimated reliably, in which case they are measured at the fair value of the equity instruments granted, measured at the date the entity obtains the goods or the counterparty renders the service.

Property and equipment

Property and equipment

Property and equipment are recorded at cost, net of accumulated depreciation and accumulated impairment losses, if any. Cost includes all expenditures incurred to bring the assets to the location and condition necessary for them to be operated in the manner intended by management.

Depreciation is calculated using the following terms and methods:

Equipment	5 years	Straight Line
Furniture	5 years	Straight Line
IT Equipment	3 years	Straight Line
Leasehold Improvement	5 years	Straight Line
Laptops	3 years	Straight Line

An item of equipment is derecognized upon disposal or when no future economic benefits are expected from its use. Any gain or loss arising on derecognition of the asset (calculated as the difference between the net disposal proceeds and the carrying value of the asset) is included in profit or loss in the year the asset is derecognized.

Pineapple Financial Inc.

Notes to the Consolidated Financial Statements

For the years ended August 31, 2024 and 2023

(Expressed in US Dollars)

2.	Significant accounting policies (continued from previous page)

Intangible Assets

Intangible Assets

Intangible assets acquired separately are measured on initial recognition at cost. The cost of intangible assets acquired in a business combination is their fair value at the date of acquisition. Following initial recognition, intangible assets are carried at cost less any accumulated amortization and accumulated impairment losses.

Development costs for internally-generated intangible assets are capitalized when all of the following conditions are met:

●	The costs attributable to the asset can be measured reliably.
●	It is probable that the intangible asset will generate future economic benefits.
●	The Company can demonstrate the control and ability to use the intangible asset.

The amount initially recognized for internally-generated intangible assets is the sum of the expenditures incurred from the date when the intangible asset first meets the recognition criteria listed above. Where no internally-generated intangible asset can be recognized, development expenditures are charged to the consolidated statement of operations and comprehensive loss in the period in which the expense is incurred.

Intangible assets with finite lives are amortized over the estimated useful economic life and assessed for impairment whenever there is an indication that the intangible asset may be impaired. The amortization period and the amortization method for an intangible asset with a finite useful life are reviewed at least at the end of each reporting period. Changes in the expected useful life or the expected pattern of consumption of future economic benefits embodied in the asset are considered to modify the amortization period or method, as appropriate, and are treated as changes in accounting estimates. The amortization expense on intangible assets with finite lives is recognized in the consolidated statements of operations and comprehensive loss and in the expense category that is consistent with the function of the intangible assets.

Intangible assets with indefinite useful lives are not amortized, but are tested for impairment annually, either individually or at the cash-generating unit level. The assessment of indefinite life is reviewed annually to determine whether the indefinite life continues to be supportable. If not, the change in useful life from indefinite to finite is made on a prospective basis.

An intangible asset is derecognized upon disposal (i.e., at the date the recipient obtains control) or when no future economic benefits are expected from its use or disposal. Any gain or loss arising upon derecognition of the asset (calculated as the difference between the net disposal proceeds and the carrying amount of the asset) is included in the consolidated statement of operations and comprehensive loss.

Intangible assets are recorded at cost, net of accumulated amortization and accumulated impairment losses, if any. Cost includes all expenditures incurred to bring the assets to the location and condition necessary for them to be operated in the manner intended by management.

Amortization is calculated using the following terms and methods:

Software	7 years	Straight Line

An intangible asset is derecognized upon disposal or termination. Any gain or loss arising on derecognition of the asset (calculated as the difference between the net disposal proceeds and the carrying value of the asset) is included in profit or loss in the year the asset is derecognized.

Revenue recognition

Revenue recognition

The Company generates its revenue by charging commissions on mortgages that are applied for through the automation and digitalization process that the Company has in place.

Pineapple Financial Inc.

Notes to the Consolidated Financial Statements

For the years ended August 31, 2024 and 2023

(Expressed in US Dollars)

2.	Significant accounting policies (continued from previous page)

Revenue recognition (continued)

The Company has adopted ASC 606 (Revenue from Contracts with Customers). The standard provides a single comprehensive model for revenue recognition. The core principle of the standard is that an entity shall recognize revenue to depict the transfer of promised goods or services to customers at an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The standard introduced a new contract-based revenue recognition model with a measurement approach that is based on an allocation of the transaction price. It establishes a five-step model to account for revenue arising from contracts with customers. Under ASC 606, revenue is recognized at an amount that reflects the consideration to which an entity expects to be entitled in exchange for transferring good or services to a customer. The standard requires entities to exercise judgement, taking into consideration all of the relevant facts and circumstances when applying each step of the model to contracts with customers. The standard also specifies the accounting for incremental costs of obtaining a contract and the costs directly related to fulfilling a contract.

Revenue is recognized at an amount that reflects the consideration to which the Company is expected to be entitled in exchange for transferring goods or services to a customer.

Rendering of services – The Company hosts an online website, using Salesforce, that brokers and agents can utilize to close out deals.

The Company’s subsidiary, Pineapple Insurance Inc., generates its revenue by charging commission on for insurance policies and services. Pineapple Insurance is associated with a major insurance company from which it earns commissions for the provision of these services, primarily mortgage insurance. Mortgage insurance is a requirement of each mortgage. Pineapple Insurance has also adopted ASC 606. Typically, Pineapple Insurance is the agent supplying insurance services to the consumer and paid a commission from the premiums collected by the insurance company whose products and services it provides to the end consumer.

The Company has four revenue streams:

a)	Sales Revenue is commission collected from financial institutions with whom it has contracts in place. The Company earns revenue based on a percentage of mortgage amount funded between individual referred by the Company and financial institutions funding the mortgage. We are an agent in these deals as we provide the platform for other parties to provide services to the end-user. For each contract with a customer, the Company identifies the contract with a customer; identifies the performance obligations in the contract; determines the transaction price to the separate performance obligations on the basis of the relative stand-alone selling price of each distinct good or service to be delivered; and recognizes revenue when or as each performance obligation is satisfied in a manner that depicts the transfer to the customer of the goods or services promised. The Company recognizes revenue when: a contract exists with a lender party and an agent broker, the contract identifies the use of the platform service to close a mortgage deal, the mortgage deal has been closed with the lending financial institution, and commissions paid by the lending financial institution based on various criteria of the mortgage deal including but not limited to interest rates available at that time, term, seasonality, collateral, income, purpose, etc. Revenue is measured at the fair value of the consideration received or receivable and represents amounts receivable for services provided in the normal course of business. Revenue is recognized at the end of the deal upon completion of all the actions listed above. A typical transaction attracts a commission fee payable to Pineapple Financial Inc.
b)	Subscription Revenue is a flat fee that is charged to the brokers and agents for use of the platform. Revenue is recognized over the service period.
c)	Underwriting Revenue is a flat fee charged for risk pre-assessment of the deal before it is submitted to the Lender Partner for funding. The flat fee is based on the amount of funded volume being financed in the deal. Revenue is recognized at the end of the deal upon completion of the actions listed in a).
d)	Sponsorship revenue is received from lenders to promote their brands at company events. Company received the revenue in advance and any unused sponsorship revenue is treated as Deferred Revenue.

Pineapple Financial Inc.

Notes to the Consolidated Financial Statements

For the years ended August 31, 2024 and 2023

(Expressed in US Dollars)

2.	Significant accounting policies (continued from previous page)

Principal versus Agent considerations

Judgement is required in determining whether the Company is a principal or agent in transactions with the lending financial institutions (“Lender Partner”). The Company evaluates the presentation of revenue on a gross basis, or a net basis based on whether the Company controls the service provided to the end user and are the principal (i.e., “Gross”) or the Company arranges the brokers to provide the service to the end user and are an agent ( i.e., “Net”). This determination impacts the presentation of the commission payable to the brokers.

For the transactions with the Lender partner our role is to provide instructions to the brokers on the information required from homeowners to complete a successful mortgage application that would be presented to the Lender partner to review and accept and pay a commission to Pineapple for facilitating a successful mortgage application. The Company concluded that the control of the mortgage application is with brokers as the ultimate information that is to be obtained from the homeowners to provide to the lender partner is controlled by the broker and the Company only facilitates the information transfer from the broker to the Lender partner to obtain mortgage for the homeowner as such the Company is an agent.

Basic and diluted net loss per Share

Basic and diluted net loss per Share:

The Company’s basic net loss per share is calculated by dividing net loss attributable to ordinary shareholders by the weighted-average number of shares of ordinary shares outstanding for the period, without consideration of potentially dilutive securities. The diluted net loss per share is calculated by giving effect to all potentially dilutive securities outstanding for the period using the treasury share method or the if-converted method based on the nature of such securities. Diluted net loss per share is the same as basic net loss per share in periods when the effects of potentially dilutive ordinary shares are anti-dilutive.

Provisions

Provisions

A provision is recognized when the Company has a present legal or constructive obligation as a result of a past event, it is probable that an outflow of economic benefits will be required to settle the obligation, and the amount of the obligation can be reliably estimated. The amount of a provision is the best estimate of the consideration at the end of the reporting period. Provisions measured using estimated cash flows required to settle the obligation are determined by discounting the expected future cash flows at a pre-tax rate that reflects current market assessments of the time value of money and, where appropriate, the risks specific to the liability.

A provision for onerous contracts is recognized when the expected benefits to be derived by the Company from a contract are lower than the unavoidable cost of meeting its obligations under the contract. The Company had no material provisions as at August 31, 2024 and 2023.

Deferred government grant

Deferred government grant

Government grants are recognized when there is reasonable assurance that the grants will be received and the company will comply with the conditions. The grants is deferred and recognized as a liability and is recognized in the statement of operations and compressive loss over the useful life of the intangible asset.